Trade receivables, other assets, prepaid expenses and Tax receivables - Disclosure of carrying amount of assets not derecognised (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	€ 67	€ 128
Carrying amount of the related liabilities	67	128
Trade receivables
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	58	119
Carrying amount of the related liabilities	58	119
Receivables from financing activities
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	9	9
Carrying amount of the related liabilities	€ 9	€ 9